Fair Value Measurements (Financial Instruments Not Carried at Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets not carried at fair value [Abstract]
Policy loans, at outstanding balance	$ 1,416		$ 1,951
Mortgage loans (net of allowances for loan losses of $1)	3,470		4,935
Level 3 [Member]
Assets not carried at fair value [Abstract]
Policy loans, at outstanding balance	1,416		1,951
Mortgage loans (net of allowances for loan losses of $1)	3,470		4,935
Liabilities not carried at fair value [Abstract]
Other policyholder funds and benefits payable	8,955	[1]	9,318	[1]
Consumer notes	82	[2]	159	[2]
Policy loans [Member] | Level 3 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Loans Receivable, Fair Value Disclosure	1,476		2,112
Mortgage Loans [Member] | Level 3 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Loans Receivable, Fair Value Disclosure	3,519		5,109
Other policyholder funds and benefits payable [Member] | Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Notes Payable, Fair Value Disclosure	9,153	[1]	9,668	[1]
Consumer Notes [Member] | Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Notes Payable, Fair Value Disclosure	$ 82	[2]	$ 159	[2]

[1]	Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.
[2]	Excludes amounts carried at fair value and included in disclosures above.